As filed electronically with the Securities and Exchange Commission on
                                February 26, 1999
                       (File Nos. 33-95688 and 811-09084)


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 5 [x]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 7 [x]


                               WEISS TREASURY FUND
               (Exact Name of Registrant as Specified in Charter)

               4176 Burns Road, Palm Beach Gardens, Florida 33410
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (561) 627-3300

                                John N. Breazeale
                           Weiss Money Management, Inc
                                 4176 Burns Road
                        Palm Beach Gardens, Florida 33410
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                   Ten Post Office Square, South - Suite 1230
                                Boston, MA 02109


     [ X ] It is proposed that this Post-Effective Amendment become effective on April 30, 1999 pursuant to paragraph (a)(1) of Rule 485.








THIS  POST-EFFECTIVE  AMENDMENT  NO. 5 TO THE  REGISTRATION  STATEMENT  OF WEISS
TREASURY FUND (THE "REGISTRANT") IS BEING MADE TO IN ORDER TO CONFORM THE DISCLOSURE DOCUMENTS OF THE WEISS TREASURY ONLY MONEY MARKET FUND, A SERIES OF WEISS TREASURY FUND TO THE REQUIREMENTS OF AMENDED FORM N-1A.





                               WEISS TREASURY FUND

                              CROSS REFERENCE SHEET

     Post-Effective Amendment No. 5 contains the Prospectus and Statement of Additional Information to be used with Weiss Treasury Only Money Market Fund, a series of Weiss Treasury Fund (the "Trust").

                          ITEMS REQUIRED BY FORM N-1A:

PART A:

ITEM 1   FRONT AND BACK COVER PAGES:  Front and back cover pages

ITEM 2 RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE: Fund Goals, Strategies, Performance and Risk

ITEM 3   RISK/RETURN SUMMARY: FEE TABLE:  Fees and Expenses

ITEM 4 INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS: Investment Objectives, Policies and Risk
         Factors

ITEM 5   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not applicable

ITEM 6   MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE:  Fund Management

ITEM 7 SHAREHOLDER INFORMATION: Dividends and Distributions; Taxes; How to Invest in the Fund; Opening an Account; Adding to Your Investment; Redeeming or Exchanging Fund Shares; Exchanging Shares;
         Transaction Information; Shareholder Services

ITEM 8   DISTRIBUTION ARRANGEMENTS: Not Applicable

ITEM 9   FINANCIAL HIGHLIGHTS INFORMATION:  Financial Highlights


PART B

ITEM 10   COVER PAGE AND TABLE OF CONTENTS:  Cover Page; Table of Contents
ITEM 11   FUND HISTORY:  Organization of the Fund
ITEM 12 DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS: Investment Objectives, Restrictions and Techniques
ITEM 13   MANAGEMENT OF THE FUND: Trustees and Officers; Management Compensation

ITEM 14   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  Trustees and
          Officers

ITEM 15   INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other
           Services

ITEM 16   BROKERAGE ALLOCATION AND OTHER PRACTICES:  Brokerage Allocation

ITEM 17   CAPITAL STOCK AND OTHER SECURITIES:  Organization of the Fund

ITEM 18   PURCHASE, REDEMPTION AND PRICING OF SHARES: Buying Shares; Net Asset
           Value; Redemptions

ITEM 19   TAXATION OF THE FUND:  Taxes

ITEM 20   UNDERWRITERS:  Investment Advisory and Other Services

ITEM 21   CALCULATION OF PERFORMANCE DATA:  Performance Information

ITEM 22   FINANCIAL STATEMENTS:  Financial Statements




Prospectus
April 30, 1999
WEISS TREASURY FUND

Weiss Treasury Only Money Market Fund

4176 Burns Road
Palm Beach Gardens, FL 33410
(800) 289-8100





-- Weiss Treasury Only Money Market Fund seeks maximum current income consistent with capital preservation.

















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

------------------------------------------------------------
TABLE OF CONTENTS
------------------------------------------------------------

FUND GOALS, STRATEGIES, PERFORMANCE AND RISK......................3


FEES AND EXPENSES.................................................4


INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS..................5


FUND MANAGEMENT...................................................7


DIVIDENDS AND DISTRIBUTIONS.......................................7


TAXES ............................................................8


FINANCIAL HIGHLIGHTS..............................................9


HOW TO INVEST IN THE FUND.........................................10


OPENING AN ACCOUNT................................................10


ADDING TO YOUR INVESTMENT.........................................11


REDEEMING OR EXCHANGING FUND SHARES...............................12


EXCHANGING SHARES.................................................13


TRANSACTION INFORMATION...........................................13


SHAREHOLDER SERVICES..............................................16


ADDITIONAL INFORMATION.......................................... .18

- --------------------------------------------------------------------------
FUND GOALS, STRATEGIES, PERFORMANCE AND RISK
- --------------------------------------------------------------------------

GOAL: To provide maximum current income consistent with preservation of capital.

STRATEGY: The Weiss Treasury Only Money Market Fund, which we refer to as the "Fund" pursues its objective by investing exclusively in U.S. Treasury securities, which are direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the treasury yield curve, tax rates and supply.

PERFORMANCE: The chart and table below provide some indication of the risks of investing in the Fund by illustrating how the Fund has performed. All mutual funds provide this information in the same format so that you can make comparisons. The Fund's return and yield are after deduction of expenses. The Fund's return and yield would have been lower had certain expenses not been waived and reimbursed. Keep in mind that past performance is no guarantee of future performance.

[BAR CHART OMITTED]

Plot Points
1997              4.71
1998              ____

Best Quarter:
Worst Quarter:

Average annual total returns
For periods ended December 31, 1998
-------------------------------------------------------------- -----------------
One Year                                                       ___%
  Since Inception                                              ___%
7 Day Yield (as of December 31, 1998)                          ___%
-------------------------------------------------------------- -----------------
INVESTMENT RISKS

o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o As with most money market funds, the major factor affecting this Fund's performance is short-term interest rates. If short-term interest rates fall, the Fund's yield is also likely to fall.

o The Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

- ------------------------------------------------------------------------------
FEES AND EXPENSES
- ------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund. "Annual Fund Operating Expenses" are deducted the Fund's assets and therefore reduce the total return.

SHAREHOLDER FEES
Fees paid directly from your investment

Maximum Sales Charge (Load) Imposed on Purchases                    None
(as a percentage of offering price)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                                None
(as a percentage of offering price)
Redemption Fee (1)                                                  None
(as a percentage of amount redeemed)
Exchange Fee                                                        $5.00

(1) A $15 service fee may be charged for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES

Expenses that are deducted from Fund assets (as a % of average net assets)

             Distribution                        Total Annual      Expenses
Management   and/or Service    Other Expenses:        Fund          Waived or
Fees:        (12b-1) Fees:                        Operating     Reimbursed:*
Expenses:

 .50%            None               _______          _______          _______
Net Fund
Operating
Expenses:*


 _______

*The Fund's  investment  manager
has agreed to waive and/or reimburse the Fund's fees and expenses to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses do not exceed the amount shown in the far right column above.

EXAMPLE:

The example below shows the expenses that would apply to your investment of $10,000 in the Fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than those in this example.

1 YEAR                                                           $____
3 YEARS                                                          $____
5 YEARS                                                          $____
10 YEARS                                                         $____

The example is based on the Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses, and reinvestment of all dividends and distributions.

- ------------------------------------------------------------------------------
INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS
- ------------------------------------------------------------------------------

The Fund's investment manager, Weiss Money Management, Inc. (which we refer to as "Weiss" or the "Manager"), uses a variety of different investments and investment techniques in seeking to achieve the Fund's investment objective. Although the Fund will attempt to achieve its investment objective, there is no assurance it will be successful.

The investment objective of the Fund is to seek maximum current income consistent with preservation of capital. This objective may be changed without the approval of the Fund's shareholders. The Fund pursues its objective by investing exclusively in U.S. Treasury securities and repurchase agreements secured by such obligations. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily which are paid monthly. Under certain circumstances the Fund may not be able to maintain a stable net asset value.

Under normal circumstances, at least 80% of the Fund's total assets will be invested in U.S. Treasury securities, and no more than 20% of the Fund's net assets will be invested in repurchase agreements backed by such obligations. For temporary defensive or emergency purposes, the Fund may invest up to 100% of its assets in cash, other investment companies that invest primarily in U.S. Treasury securities or repurchase agreements. During a period in which the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

INVESTMENTS

 U.S. TREASURY SECURITIES The Fund invests primarily in U.S. Treasury securities, which are direct obligations of the U.S. Treasury. U.S. Treasury securities differ only in their interest rates, maturities and times of issuance. For example, Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. The payment of principal and interest on U.S. Treasury securities is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality.

REPURCHASE AGREEMENTS As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that mature within seven days or less with selected banks and broker-dealers. When the Fund enters into a repurchase agreement, it buys securities for a specified price and agrees to resell the securities to the seller at a higher price at some future date, normally one to seven days from the time of initial purchase.

OTHER INVESTMENT COMPANIES For temporary defensive or emergency purposes, the Fund may invest in the securities of other mutual funds investing primarily in U.S. Treasury securities and repurchase agreements subject to applicable securities regulations. When the Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses the Fund pays in connection with its own operations.

SPECIAL RISK FACTORS

U.S. TREASURY SECURITIES Because short-term interest rates can fluctuate substantially over short periods, income risk to shareholders (i.e., the potential for a decline in the Fund's income due to falling interest rates) with respect to the Fund's investments in short-term U.S. Treasury securities is expected to be high. As interest rates change, the values of such securities will also fluctuate.

REPURCHASE AGREEMENTS If the seller of the securities under a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Fund may incur costs in disposing of the collateral and be subject to higher losses to the extent such disposal is delayed.

------------------------------------------------------

FUND MANAGEMENT
------------------------------------------------------

INVESTMENT MANAGER

Weiss Money Management, Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410, is the investment adviser to the Fund, and is responsible for the day-to-day management of the portfolio.

Under the investment advisory agreement with the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of .50% of the Fund's average net assets. For the fiscal year ended December 31, 1998, the Fund did not pay a management fee since the Manager waived its fee in order to limit the Fund's expenses.

Currently, the Manager voluntarily limits total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of .50% of the average net assets of the Fund, which may lower the Fund's expenses and increase its yield. This voluntary expense limitation may be terminated or revised at any time, at which point the Fund's expenses may increase and its yield may be reduced.

PORTFOLIO MANAGER

 John N. Breazeale has been the portfolio manager for the Fund since its inception. Mr. Breazeale is the President of Weiss Money Management, Inc., and President and Chairman of the Board of Trustees of Weiss Treasury Fund. Mr.
 Breazeale  has been a  portfolio  manager  with the  Manager  since  1994.  Mr.
 Breazeale has over 25 years' experience in the securities industry and has provided portfolio management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and Mackenzie Investment Management Inc.

YEAR 2000 READINESS

The services provided to the Fund by Weiss and the Fund's other service providers are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The failure to make this distinction could have a negative implication on handling securities trades, pricing and account services. Weiss and the Fund's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. The Fund believes these steps will be sufficient to avoid any material adverse impact on the Fund. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
------------------------------------------------------

The Fund intends to distribute substantially all of its net investment income and any net realized capital gains. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less all actual and accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. The Fund's expenses, including the management fee payable to the Manager, are accrued each day.

Distributions by the Fund are reinvested in the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. Dividends are declared daily. The Fund intends to distribute dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement.

------------------------------------------------------
TAXES
------------------------------------------------------

Dividends paid out of the Fund's net investment income and net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Each year the Fund will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

The foregoing discussion of federal tax consequences is intended for general information only. In many states, Fund distributions which are derived from interest on U.S. Treasury securities are exempt from taxation. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.

------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------------

The financial highlights table for the Fund is intended to help you understand the Fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by _________, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

WEISS TREASURY ONLY MONEY MARKET FUND For a share outstanding throughout the period.

                                                                                                   For the Period
                                                       Year Ended               Year Ended         June 28, 1996*
                                                                                                       to
                                                       December 31, 1998        December 31, 1997  December 31, 1996
                                                       -----------------        -----------------  -----------------

Net Asset Value, Beginning of Period:                  $____                    $1.00               $1.00
                                                                                -----               -----
Income From Investment Operations:
Net Investment Income
Net Gains or Losses on Securities                       _____                   0.05                0.02
                                                                                ----                ----
  (both realized and unrealized):
Total From Investment Operations:
Less Distributions:
Dividends (from net investment income):                 ______                  (0.05)              (0.02)
                                                                                ------              ------
Distributions (from capital gains)
Returns of Capital
Total Distributions
Net Asset Value, End of Period:                         $                       $1.00               $1.00
                                                        =======                 =====               =======
Total Return                                            ____%                   4.71%               4.67% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (000)                         $_____                  $33,361             11,127
$11,127
Ratio of Expenses to Average Net Assets(1)              ____%                   0.50%               0.50% (3)
Ratio of Net Income to Average Net Assets(2)            ____%                   4.60%               4.54% (3)


(1) The annualized expense ratios before waivers and reimbursement of expenses for the periods ended December 31, 1998, 1997 and 1996 for the Fund would have been ___%, 1.69% and 7.69%, respectively.

(2) The annualized net investment income/(loss) ratios before waivers and reimbursement of expenses for the periods ended December 31, 1998, 1997 and 1996 for the Fund would have been ____ %, 3.41% and (2.65%), respectively.

(3) Annualized. * Commencement of operations.

------------------------------------------------------
HOW TO INVEST IN THE FUND
------------------------------------------------------

BUYING SHARES

Purchase orders for shares of the Fund which are received by the transfer agent on any business day prior to 12:00 noon New York time receive the net asset value per share next determined after receipt of the order by the transfer agent and are executed that day. Purchase orders received after 12:00 noon New York time receive the net asset value per share next determined after receipt of the order by the transfer agent and are executed the following business day. Federal funds must be immediately available to the Fund's custodian in order for the transfer agent to execute a purchase order on a given day. Shares of the Fund begin to earn dividends on the day the purchase order is executed.

Purchases by check are executed on the day the check is received in good order by the transfer agent and begin earning dividends on the day the purchase order is executed. Purchases are made in full and fractional shares. Checks for investment should be payable to the Fund in which you are investing.

Fund shares may be purchased without a sales charge if you purchase them through the Fund's distributor. Broker-dealers other than the distributor may assess transaction charges in connection with purchases of Fund shares.

Please see "Transaction Information" later in this Prospectus for additional information on buying, redeeming and exchanging Fund shares.

------------------------------------------------------
OPENING AN ACCOUNT
------------------------------------------------------

MINIMUM INVESTMENT

The minimum initial investment in the Fund is $1,000.

BY MAIL

Complete an account application and mail it along with a check payable to the Fund to:
         Weiss Treasury Fund
         P.O. Box 8969
         Wilmington, DE 19899-8969



BY WIRE

Ask your bank to send immediately available funds by wire to:
         PNC Bank N.A.
         Philadelphia, PA 19103
         ABA No. 031000053
         DDA Account # 86-1030-3574
         Further Credit to: (Shareholder Name and Account Number)
The wire should include your name, address and taxpayer identification number and the name of the Fund. An account application indicating the name in which the purchase is to be made must be completed and mailed by you to the address under "Opening an Account--By Mail" above via overnight delivery or sent by facsimile transmission. Purchase money will be returned promptly in the event an account application is not received timely. Please call the Fund's transfer agent at (800) 430-9617 for additional information prior to making a purchase by wire and consult your bank regarding bank wire or other charges.

------------------------------------------------------
ADDING TO YOUR INVESTMENT
------------------------------------------------------

MINIMUM INVESTMENT

The minimum amount required to make subsequent investments is $100.

BY MAIL

Make a check payable to the Fund and mail to the address shown above in "Opening an Account--By Mail." Please be sure to include your account number on the check or, if you prefer, use the tear off form attached to your regular Fund account statement.

BY WIRE

Ask your bank to send immediately available funds by wire to:
         PNC Bank N.A.
         Philadelphia, PA 19103
         ABA No. 031000053
         DDA Account # 86-1030-3574
         Further Credit to: (Shareholder Name and Account Number)
The wire should include your name and account number. Please call the Fund's transfer agent at (800) 430-9617 regarding purchases by wire and consult your bank regarding bank wire or other charges.



AUTOMATIC INVESTMENT PLAN

Please call (800) 430-9617 for more information and to request an election form.
See "Shareholder
Services--Automatic Investment Plan."

------------------------------------------------------
REDEEMING OR EXCHANGING FUND SHARES
------------------------------------------------------

REDEEMING SHARES

The Fund mails redemption proceeds within three business days following the receipt of a redemption request in proper form as described below, except in the case of shares recently purchased by check. The Fund may delay payment of redemption proceeds for shares purchased by check until the check clears, which may take up to 15 days from the purchase date. Once the purchase check has cleared, redemption proceeds will be sent within three business days.

Redemptions in the amount of $50,000 or more require a signature guarantee. Please refer to "Signature Guarantees" later in this Prospectus for more information.

The redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call (800) 430-9617 for more information.

BY TELEPHONE

 Call (800) 430-9617 and speak with a Weiss Treasury Fund service representative anytime between 8:30 a.m. and 5:00 p.m. Transactions by telephone cannot be in an amount in excess of $50,000 and must be sent to the shareholder's address of record. See "Transaction Information--Telephone Transactions" below.

BY MAIL

Send a letter of instruction signed by each owner on the account (sign exactly as each name appears on the account) to the address shown above in "Opening an Account--By Mail." Please be sure to include your account number in your request.

BY WIRE

If you have selected wire redemption privileges on your account application, you may redeem your shares by wire. Send a letter of instruction to the Fund in the same manner as described under "Redeeming Shares--By Mail" or you may call (800) 430-9617. Redemptions by wire must be in the amount of at least $1,000. A $15 service fee may be charged for redemptions by wire.

AUTOMATIC WITHDRAWAL PLAN

 Call (800) 430-9617 for more information and to request an election form. See "Shareholder Services--Automatic Withdrawal Plan."



------------------------------------------------------
EXCHANGING SHARES
------------------------------------------------------

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call (800) 430-9617 for more information.

This exchange privilege is available only in states where the Fund's shares may be legally sold.

MINIMUM INVESTMENT

A minimum initial investment must be made to establish an account into which exchange proceeds may be invested. If you are opening an account in a different Fund by exchange, the shares being exchanged must be at least equal in value to the minimum investment requirement for the Fund into which exchange proceeds are being invested. A $5 fee is assessed for each exchange transaction.

BY TELEPHONE

 Call (800) 430-9617 and speak with a Weiss Treasury Fund service representative anytime between 8:30 a.m. and 5:00 p.m. Transactions by telephone cannot be in an amount in excess of $50,000. See "Transaction Information--Telephone Transactions" below.

BY MAIL OR FAX

Send a letter of instruction signed by each owner on the account (sign exactly as each name appears on the account) to the address shown above in "Opening an Account--By Mail" or, if by fax, call (800) 430-9617 for additional information. Please be sure to include in your instructions:

         -- the dollar amount or number of shares you wish to exchange; -- your account number; -- the name of the Fund you are exchanging from; -- the name of the Fund you are exchanging into; and -- a daytime telephone number at which you can be reached.



------------------------------------------------------
TRANSACTION INFORMATION
------------------------------------------------------

NET ASSET VALUE

For purposes of processing purchase and redemption orders, the net asset value per share of the Fund is calculated as of 12:00 noon and as of the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. New York time, on each business day except those holidays which the Exchange or the Federal Reserve Bank observe.

On those days where the Fund's custodian or the Exchange closes early as a result of such day being a partial holiday or otherwise, the Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.

The Fund's administrator determines net asset value per share by adding the value of the Fund's investments, cash and other assets, subtracting liabilities attributable to the Fund and then dividing the result by the number of shares outstanding. The assets of the Fund are valued at amortized cost in accordance with the Fund's procedures pursuant to Rule 2a-7 under the Investment Company Act of 1940.

PURCHASES BY CHECK

The minimum dollar amount of shares of the Fund that may be purchased by check is $1,000. If you purchase shares with a check that does not clear, your purchase order will be canceled and you will be liable for any losses or fees the Fund or the transfer agent has incurred. Checks must be drawn on a U.S. bank.

TELEPHONE TRANSACTIONS

Shareholders automatically receive the Telephone Exchange Privilege. If a shareholder does not wish to have this privilege, he or she must place a checkmark in the appropriate box in the Telephone Exchange Authorization portion of the account application. The Telephone Exchange Privilege allows a shareholder to effect exchanges from one Fund into an identically registered account in the other Fund by calling (800) 430-9617. Neither the Fund nor the transfer agent will be liable for following instructions communicated by telephone reasonably believed to be genuine and a loss to the shareholder may result due to an unauthorized transaction. The Fund and the transfer agent will employ reasonable procedures (which may include one or more of the following: recording all telephone calls requesting telephone exchanges, verifying authorization and requiring some form of personal identification prior to acting upon instructions, and sending a statement each time a telephone exchange is made) to confirm that instructions communicated by telephone are genuine. The Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions only if such reasonable procedures are not followed. Of course, shareholders are not obligated in any way to execute a telephone exchange and may choose to make an exchange in writing. During periods of drastic economic or market changes, it is possible that the Telephone Exchange Privilege may be difficult to implement. In this event, shareholders should follow the other exchange procedures discussed under "Exchanging Shares," including the procedures for processing exchanges through securities dealers.

SIGNATURE GUARANTEES

Certain types of redemption requests must include a signature guarantee for each name in which the account is registered. Signature guarantees must accompany redemption requests for: (i) an amount in excess of $50,000 per day; (ii) any amount, if the redemption proceeds are to be sent elsewhere than the address of record on the Fund's books; or (iii) an amount of $50,000 or less if the address of record has been changed on the Fund's books for less than 60 days, although the transfer agent reserves the right to require signature guarantees on all redemptions. Signature guarantees can be obtained from a bank, trust company, credit union, savings association, broker-dealer or other member of a national securities exchange, or other eligible guarantor institution. Signature guarantees by notaries public are not acceptable. Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

TAX IDENTIFICATION NUMBER

When you complete your account application, please be sure to certify that your Social Security or tax identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. Federal tax law requires the Fund to withhold 31% of taxable distributions from most accounts without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject account applications without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund also reserves the right to redeem shares from accounts without such information upon 30 days' notice. Shareholders may avoid redemption by providing the Fund with a tax identification number during the notice period.

SUBMINIMUM ACCOUNTS

The Fund reserves the right to involuntarily redeem an account if, after 30 days' written notice, the account's net asset value falls and remains below a $500 minimum due to share redemptions and not market fluctuations.

SUSPENSION OF TRADING

Purchase and redemption orders may be suspended on days when the Exchange is closed, closes early as a result of such day being a partial holiday or otherwise, when trading is restricted or otherwise as permitted by the SEC.

REDEMPTIONS IN KIND

In unusual circumstances, the Fund may make payment in readily marketable portfolio securities at their market value equal to the redemption price.

SHORT-TERM TRADING

The Fund and the transfer agent may restrict purchase transactions (including exchanges) when a pattern of frequent purchases and redemptions in response to short-term fluctuations in the Fund's share price appears evident.

------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------

CHECKWRITING PRIVILEGES

You may elect to redeem shares by writing checks against your account balance in the Fund for at least $50 by completing a Weiss Treasury Fund signature card. Your Fund investments will continue to earn dividends until your purchase check is presented to the Fund for payment. Checks will be returned by the Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written. For additional information call (800) 430-9617.

AUTOMATIC INVESTMENT PLAN

You may elect to have money automatically transferred from your bank account into your Fund account(s) at regular intervals of your choice. Your bank account must be a checking, NOW or bank money market account maintained at a domestic financial institution that is an Automated Clearinghouse Member. A minimum investment of $50 per transaction is required for participation in the Automatic Investment Plan. Please call (800) 430-9617 for additional information.

AUTOMATIC WITHDRAWAL PLAN

You may elect to have money automatically withdrawn from your Fund account on a monthly, quarterly, semi-annual or annual basis in the amount of $100 or more. The automatic withdrawal will be made on or about the 25th day of each month. Please call (800) 430-9617 for additional information.

DIVIDEND REINVESTMENT PLAN

Dividends will be automatically reinvested in additional Fund shares unless otherwise indicated on the account application. Please call (800) 430-9617 for additional information.

CROSS REINVESTMENT PRIVILEGE

You may want to have your dividends received from the Fund automatically invested in shares of the other Fund in the Weiss family of funds. Investments will be made at a price equal to the net asset value of the acquired shares next determined after receipt of the distribution proceeds by the transfer agent. In order to qualify for the Cross Reinvestment Privilege, the value of your account in the acquired Fund must equal or exceed the acquired Fund's minimum initial investment requirement. There are no subsequent investment requirements for amounts to which dividends are directed nor are service fees currently charged for effecting these transactions. The election to cross-reinvest dividends will not affect the tax treatment of such dividends, which will be treated as received by you and then used to purchase shares of the acquired Fund. Please call (800) 430-9617 for additional information.

INDIVIDUAL RETIREMENT ACCOUNTS

The Fund offers Individual Retirement Account ("IRA"), Roth IRA and Education IRA plans, which generally allow a maximum annual contribution of $2,000 per person for individuals eligible to contribute to such a plan. PNC Bank, which serves as custodian or trustee under the Fund's IRA, Roth IRA and Educational IRA plans, charges certain nominal fees for the annual maintenance of such accounts. Please call (800) 430-9617 for additional information and account materials.

------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------

The following documents contain further details about the Fund and are available upon request and without charge:

Annual and Semi Annual Reports- Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI") - The SAI contains more detailed disclosure on features, investments and policies of the Fund. A current SAI has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this document, making it legally part of this prospectus.

You can make inquiries and obtain the above documentation free of charge by contacting:

Weiss Treasury Fund
4176 Burns Road
Palm Beach Gardens, Fl 33410
(800) 289-8100

These documents are also available from the SEC:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street NW
Washington, DC 20549-6009
1-800-SEC-0330
http://www.sec.gov

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number
811-09084





                                WEISS TREASURY FUND

                                 4176 Burns Road
                          Palm Beach Gardens, FL 33410
                                 (800) 289-8100



                       Statement of Additional Information
                                 April 30, 1999




                      Weiss Treasury Only Money Market Fund



This Statement of Additional Information pertains to the Weiss Treasury Only Money Market Fund (the "Fund"), which is a separate series of Weiss Treasury Fund, a Massachusetts business trust (the "Trust"). The Fund is managed by Weiss Money Management, Inc. (the "Manager").

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Fund dated April 30, 1999, as amended from time to time, copies of which may be obtained from the Trust without charge by writing to the above address or by calling (800) 289-8100.

The Financial Statements contained in the Annual Report to Shareholders of the Fund dated December 31, 1998 are incorporated by reference into and are hereby deemed to be part of this Statement of Additional Information.

                                                    ii
                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE, RESTRICTIONS AND TECHNIQUES.........................1

         Investment Objective.............................................1
         Investments......................................................1
         Investment Restrictions..........................................3

ORGANIZATION OF THE FUND..................................................5

         TRUSTEES AND OFFICERS............................................7

MANAGEMENT COMPENSATION*..................................................8


INVESTMENT ADVISORY AND OTHER SERVICES....................................8

         Investment Manager...............................................8
         Distributor......................................................9
         Administrator....................................................9
         Transfer Agent, Dividend Disbursing Agent and Custodian..........10

PERFORMANCE INFORMATION...................................................10

         Average Annual Total Return......................................10
         Cumulative Total Return..........................................10
         Total Return.....................................................11
         Capital Change...................................................11
         Yield............................................................11
         Comparison of Portfolio Performance..............................12

BUYING SHARES.............................................................13


REDEMPTIONS...............................................................13


DIVIDENDS AND DISTRIBUTIONS...............................................14


TAXES    .................................................................14


BROKERAGE ALLOCATION......................................................16


NET ASSET VALUE...........................................................17


INDEPENDENT ACCOUNTANTS...................................................17


FINANCIAL STATEMENTS......................................................17


ADDITIONAL INFORMATION....................................................18

INVESTMENT OBJECTIVE, RESTRICTIONS AND TECHNIQUES

The Fund's investment objective is discussed in the Prospectus and summarized below. There is no assurance that the Fund will achieve its objective. The investment objective of the Fund is not fundamental and may be changed by the Trustees without shareholder approval. Unless otherwise stated, the Fund's policies are not fundamental.

Investment Objective

   The investment objective of the Fund is to seek maximum current income consistent with preservation of capital. The Fund pursues its objective by investing exclusively in U.S. Treasury securities and repurchase agreements secured by such obligations. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily. Under certain circumstances the Fund may not be able to maintain a stable net asset value.

Investments

U.S. Treasury Securities

The Fund invests primarily in direct obligations of the U.S. Treasury (e.g., Treasury bills, notes, and bonds). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality. U.S. Treasury securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

In general, investing in debt securities involves both interest rate and credit risk. As a rule, the value of debt instruments rises and falls inversely with interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Debt securities with longer maturities generally are more volatile than those with shorter maturities.

Repurchase Agreements

The Fund may enter into repurchase agreements with selected brokers-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government or other high quality short-term debt obligation (an "Obligation") and the seller agrees at the time of sale to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by the Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to the applicable Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including the Fund, that utilize them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Fund seeks to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Fund does not have a perfected security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Fund utilizes custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the applicable Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days' or less notice. Such repurchase agreements will be regarded as illiquid instruments. The Fund currently intends to limit its investments in repurchase agreements to those with maturities of less than seven days.

The Fund may also enter into repurchase agreements with any party deemed creditworthy by the Manager, including broker-dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.

Zero Coupon Securities. The Fund may invest up to 10% of its assets in zero coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity.

Current federal income tax law requires holders of zero coupon securities to report the portion of any original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations thereunder, the Fund must distribute its investment company taxable income, including any original issue discount accrued on zero coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of any accrued original issue discount on these bonds, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

Generally, the market prices of zero coupon securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Other Investment Companies. For temporary defensive or emergency purposes, the Fund may invest up to 100% of its assets in cash or in the securities of other mutual funds investing primarily in U.S. Treasury securities and repurchase agreements subject to applicable securities regulations. When the Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses the Fund pays in connection with its own operations.

When-Issued Securities. When the Fund purchases new issues of securities on a when-issued basis, the Fund's custodian will establish a segregated account for the Fund consisting of cash, U.S. Treasury securities or other high-grade debt securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates (i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise). For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. In other words, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment. Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

Investment Restrictions

The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular series if a matter affects just that series), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular series) are present or represented by proxy. As a matter of fundamental policy, the Fund may not:

(1)......with     respect  to 75% of its  total  assets  taken at  market  value purchase more than 10% of the voting securities of any one issuer; or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government and securities of other investment companies;

(2)......borrow   money,  except as a  temporary  measure for  extraordinary  or emergency purposes, or except in connection with reverse repurchase agreements, provided that the Fund maintains asset coverage of 300% for all borrowings;

(3)......purchase any  securities  which  would  cause 25% or more of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government. (For purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.)

(4)......purchase or sell real  estate  (except  that the Fund may invest in (i)
                  securities   of  companies   which  deal  in  real  estate  or
                  mortgages, and (ii) securities secured by real estate or interest therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

(5)......act      as an  underwriter of securities  issued by others,  except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

(6)......make     loans  to  other  persons,   except  (a)  loans  of  portfolio
                  securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans; and

(7)......issue    senior   securities,   except  as   appropriate   to  evidence
                  indebtedness which the Fund is permitted to incur and except for shares of the separate classes or series of the Trust.

As a matter of nonfundamental policy, the Fund may not:

(a)......purchase or retain  securities  of any open-end  investment  company or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event, the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

 (b)......pledge,  mortgage or hypothecate  its assets in excess,  together with permitted borrowings, of 1/3 of its total assets;

(c)......purchase or  retain  securities  of an  issuer  any of whose  officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (.5%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (.5%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

(d)......purchase securities  on margin,  make short  sales or  maintain a short position, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities;

(e)......invest   more than 10% of its net  assets in  securities  which are not readily marketable, the disposition of which is restricted under federal securities laws, or in repurchase agreements not terminable within 7 days; or invest more than 5% of its total assets in restricted securities;

(f)......with     the  exception  of  U.S.   Government   securities,   purchase
                  securities of any issuer with a record of less than three years of continuous operations, including predecessors, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

 (g)......purchase  more than 10% of the voting  securities  of any one  issuer, except securities issued by the U.S. Government;

(h)......purchase or sell any put or call options or any combination thereof;

(i)......enter into futures contracts or purchase options thereon;

(j)......invest   in  oil,  gas or  other  mineral  leases,  or  exploration  or development programs (although it may invest in issuers which own or invest in such interests);

(k)......borrow   money (including reverse repurchase  agreements),  except as a temporary measure for emergency purposes, and not in excess of 5% of its total assets taken at market value, or borrow other than from banks; however, in the case of reverse repurchase agreements, the Fund may invest in such agreements with entities other than banks subject to total asset coverage of 300% for such agreements and all borrowings;

(l)......purchase warrants;

(m)......purchase or sell real estate limited partnership interests; and

(n)......lend     securities,  if the value of securities  loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made, provided that the loans are fully collateralized and marked to market daily, and provided further that the entry of the Fund into repurchase agreements and the purchase of debt instruments are not deemed to be loans for purposes of this restriction. The Fund does not currently intend to make loans of portfolio securities that would amount to greater than 5% of the Fund's total assets in the coming year.

With respect to fundamental policy (2), the Fund may not purchase securities when borrowing exceeds 5% of the Fund's total assets. With respect to nonfundamental policy (a), above, to the extent that the Fund invests in securities of other investment companies, the Trust and the Manager will ensure that there will be no duplication of advisory fees. Further, no sales load will be paid by the Fund in connection with such investments.

Whenever an investment objective, policy or restriction set forth in the Prospectus or this Statement of Additional Information states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

ORGANIZATION OF THE FUND

The Fund is a diversified series of Weiss Treasury Fund, an open-end management investment company registered under the 1940 Act. The Trust was organized on August 10, 1995 as a Massachusetts business trust. The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, $.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this combined Statement of Additional Information and in the Prospectus.

The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

The Trustees, in their discretion, may authorize the division of shares of a series into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes nor of changing the method of distribution of shares of the Fund.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined, in the manner provided in the Declaration of Trust, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Fund is not required to and do not currently intend to hold annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies, or approving certain contracts. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

TRUSTEES AND OFFICERS

The Trustees and Executive Officers of the Trust, their business addresses and their principal occupations during the past five years are as follows:

                                                       Principal Occupation(s)
Name, Address and Age       Position with the Trust    during past 5 years
---------------------       -----------------------    -------------------
John N. Breazeale(1), 51    President and Chairman of  President, Weiss
                            Board of Trustees*         Money Management,
                                                       Inc. (1995 - present).
                                                     Director of Investments,
                                                      Weiss Money    Management,
                                                       Inc.  (1994 - 1995).
                                                      Portfolio   Manager,
                                                       Mackenzie Investment
                                                       Management      Inc.
                                                       (1988 -1994).

David D. Marky, 32              Treasurer          Vice President and Director
103 Bellevue Parkway                              of Accounting, PFPC Inc. (1996
Wilmington, DE  19809                             -present).  Assistant Vice
                                                   President and Accounting
                                                   Conversion Manager,
                                                   PFPC Inc. (1992-1996).

Sharon A. Parker(1), 37         Secretary         Vice President, Weiss Money
                                                  Management, Inc. (Novembe
                                               1993 - present).  Director of
                                                  Client Relations, Weiss Money
                                                  Management, Inc. (April 1990
                                                   - November 1993).

Joseph R. Fleming, 44           Assistant        Partner, Dechert Price & Rhoads
Ten Post Office Square - South  Secretary        (1990 - present).
Boston, MA  02109

Martin D. Weiss(1), 52          Trustee*         Editor of "Safe Money Report";
                                                 President, Weiss Group, Inc.
                                                  (1971 - present); President,
                                                   Weiss Money Management, Inc.
                                                   (November 1980 - April 1995).

Esther S. Gordon, 57            Trustee            Retired.  Formerly Assistant
422 Woodview Circle                               Manager with Southern Bell
                                                   (1965 - 1994).

Palm Beach Gardens, FL  33410
Robert Z. Lehrer, 66            Trustee        President, Wyndmoor Industries
P.O. Box 1679                                 Inc.(1957 - present).  Registered
107 Commodore Drive                            securities broker.

Jupiter, FL  33468-1679
Donald Wilk, 61                 Trustee     President, Donald Wilk Corporation
6044 Petaluma Drive                         (1990 - present). Computer sales and
Boca Raton, FL  33433                       credit card processing.
(1)......4176 Burns Road
 .........Palm Beach Gardens, FL 33410

*Indicates persons who are "interested" Trustees of the Trust.

         As of April __, 1999, all Trustees and officers of the Trust as a group owned beneficially less than 1% of the shares of the Fund outstanding on such date. As of April __, 1999, to the best knowledge of the Fund, no person owned of record or beneficially more than 5% of the Fund, except National Financial Services Corp. (for the exclusive benefit of its customers), One World Financial Center - Attn: Mutual Funds, 5th Floor, 200 Liberty Street, New York, New York 10281, which held of record __% of the outstanding shares of the Fund in an omnibus account.

                            MANAGEMENT COMPENSATION*
                      (Fiscal Year Ended December 31, 1998)

                                                      Pension or
                                                      Retirement                                  Total Compensation
                                                      benefits Accrued                            from Trust and
                                   Aggregate          as Part of Trust     Estimated Annual       Fund Complex Paid
                                   Compensation       Expenses             Benefits Upon          to Trustee
Name (Position)                    from Trust                              Retirement
John N. Breazeale                  None               None                 None                   None
(President and Chairman)
David D. Marky**                   None               None                 None                   None
(Treasurer)
Sharon A. Parker                   None               None                 None                   None
(Secretary)
Joseph R. Fleming                  None               None                 None                   None
(Assistant Secretary)
Esther S. Gordon                   $500               None                 None                   $500
(Trustee)
Robert Z. Lehrer                   $500               None                 None                   $500
(Trustee)
Donald Wilk                        $500               None                 None                   $500
(Trustee)
Martin D. Weiss                    None               None                 None                   None
(Trustee)


* For the fiscal year ended December 31, 1998, each non-interested Trustee received an annual fee of $500 plus reimbursement for out-of-pocket expenses. During such fiscal year the Trust was comprised of three series: Weiss Treasury Only Money Market Fund, Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund, the latter of which had not commenced operations. On January 31, 1998, Weiss Intermediate Treasury Fund was dissolved and liquidated.

        ** Mr. Marky replaced Neal J. Andrews who resigned as Treasurer of the Trust effective April 30, 1998.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Manager

As stated in the Prospectus, the Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with the Manager, Weiss Money Management, Inc. Under the Advisory Agreement, the Manager provides continuing investment management for the Fund consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased for or sold by the Fund. The Manager is controlled (as that term is defined in the 1940 Act) by Martin D. Weiss, its sole director and shareholder.

   The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of .50% of the Fund's average net assets. Currently, the Manager voluntarily limits the Fund's total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of .50% of the Fund's average net assets, which may lower the Fund's expenses and increase its yield. This voluntary expense limitation may be terminated or revised at any time, at which point the Fund's expenses may increase and its yield may be reduced. For the period from June 28, 1996 (commencement of operations) to December 31, 1996 and the fiscal year ended December 31, 1997, the Manager voluntarily waived all of its advisory fees, which waivers amounted to $13,504 and $112,410, respectively. For the same periods, the Manager agreed to reimburse the Fund $116,549 and $139,388, respectively, in order to maintain total Fund operating expenses at
 .50% of the Fund's average net assets. For the period ended December 31, 1998, the manager of the Fund voluntarily waived fees totaling $____. In addition, the Manager voluntarily agreed to reimburse the Fund to the extent required to maintain expenses at no more than 0.65% from January 1 through April 1, 1998 and 0.50% thereafter of the Fund's average daily net assets. Accordingly, for the period ended December 31, 1998, the Manager agreed to reimburse the Fund $___.

The Manager is responsible for fees and expenses of Trustees, officers and employees of the Trust who are affiliated with the Manager. The Fund is responsible for all of its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payments for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; taxes and governmental fees; transfer agent fees; the cost of preparing share certificates or other share-related expenses, such as expenses of issuance, sale, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Manager; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund is also responsible for expenses of shareholder meetings and expenses incurred in connection with litigation proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

Distributor

   The Fund's shares are sold on a continuous basis by Weiss Funds, Inc. (the "Distributor"), 4176 Burns Road, Palm Beach Gardens, Florida 33410, a registered broker-dealer and wholly-owned subsidiary of the Manager. For the period from June 28, 1996 (commencement of operations) to December 31, 1996, the fiscal year ended December 31, 1997 and the fiscal year ended December 31, 1998, the Distributor received no underwriting commissions for the sale of Fund shares.

Administrator

PFPC Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 ("PFPC"), performs various administrative and accounting services for the Fund. These services include maintenance of books and records, preparation of certain governmental filings and shareholder reports and computation of net asset values and dividend distributions. For its administrative services, PFPC receives a fee, payable monthly, at the annual rate of $50,000 per Fund, plus any out-of-pocket expenses.

   For the period from June 28, 1996 (commencement of operations) to December 31, 1996, PFPC received $9,146 from the Fund after voluntarily waiving $42,459. During this period, PFPC's fee was calculated at the rate of .1 of 1% (.10%) per annum of the average daily net assets of the Fund, plus any out-of-pocket expenses. For the fiscal year ended December 31, 1997, PFPC received $57,914 from the Fund after voluntarily waiving $10,791. During the 1997 fiscal year, PFPC's fee, payable monthly, was calculated as follows: from January 1 to April 14, at a rate of .1 of 1% (.10%) per annum of the average daily net assets of the Fund; from April 15 to June 19, at an annual rate of $65,000; and, from June 20 to December 31, at an annual rate of $50,000; plus, in each case, reimbursement for out-of-pocket expenses. For the fiscal year ended December 31, 1998, PFPC received $_____ from the Fund.

Transfer Agent, Dividend Disbursing Agent and Custodian

PFPC serves as the Fund's transfer agent, dividend disbursing agent and registrar. In its capacity as transfer agent, dividend disbursing agent and registrar, PFPC performs bookkeeping, data processing and administrative services incidental to the maintenance of shareholder accounts. For transfer agency and shareholder services, the Fund pays the Transfer Agent a base fee plus annual fees of $18 per open account for daily distribution funds and $12 per open account for quarterly distribution funds, payable in equal monthly installments. The Fund also pays an annual fee of $4 to the Transfer Agent for each account that is closed, and reimburses the Transfer Agent monthly for out-of-pocket expenses.

PFPC Trust Company, 200 Stevens Drive, Lester, Pennsylvania 19113, serves as custodian for the Fund's portfolio securities and cash.

PERFORMANCE INFORMATION

        From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:

Average Annual Total Return

Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

 ..................         T = (ERV/P)1/n - 1
 .........Where:

 .........P........=        a hypothetical initial investment of $1,000.
 .........T........=        average annual total return.
 .........n........=        number of years.
 .........ERV......=        ending redeemable value:
                           ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

   Average annual total return of the Fund for the one-year period ended December 31, 1998 and for the period from June 28, 1996 (commencement of operations) through December 31, 1998 was ___% and __%, respectively. The average annual total return percentage reflects voluntary fee waivers and expense reimbursements by the Fund's service providers. Without the voluntary waivers and reimbursements, the Fund's average annual total return for the same periods would have been __% and __%, respectively.

Cumulative Total Return

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods according to the following formula (cumulative total return is then expressed as a percentage):

 ..................         C = (ERV/P) - 1
 .........Where:

 .........C........=        Cumulative Total Return.
 .........P........=        a hypothetical initial investment of $1,000.
 .........ERV......=        ending redeemable value:
 ..................         ERV is the value, at the end of the applicable
                           period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

   Cumulative total return of the Fund for the one-year period ended December 31, 1998 and for the period from June 28, 1996 (commencement of operations) through December 31, 1998 was ___% and __%, respectively. Without the voluntary waivers and reimbursements, the Fund's cumulative total return for the same periods would have been __% and ___%, respectively.

Total Return

Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return. The total return percentage reflects voluntary fee waivers and expense reimbursements by the Fund's service providers.

Capital Change

Capital change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

Yield

   Current Yield: Current yield is the net annualized yield based on a specified 7 calendar-days calculated at simple interest rates. Current yield is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period and dividing such change by the value of the account at the beginning of the base period to obtain the base-period return. The base-period return is then annualized by multiplying it by 365/7; the resultant product equals net annualized current yield.

   The current yield of the Fund for the seven-day period ended December 31, 1998 was __%. The current yield percentage reflects voluntary fee waivers and expense reimbursements by the Fund's service providers. Without the voluntary waivers and reimbursements, the Fund's current yield for the same seven-day period would have been __%.

Effective Yield: Effective yield for the Fund is the net annualized yield for a specified 7 calendar-days assuming a reinvestment in Fund shares of all dividends during the period (i.e., compounding). Effective yield is calculated by using the same base-period return used in the calculation of current yield, except that the base-period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                 Effective Yield = [(Base Period Return + 1)365/7] - 1

   The Fund's effective yield for the seven-day period ended December 31, 1998 was __%. The effective yield percentage reflects voluntary fee waivers and expense reimbursements by the Fund's service providers. Without the voluntary waivers and reimbursements, the Fund's effective yield for the same seven-day period would have been __%.

As described above, current yield and effective yield are based on historical earnings, show the performance of a hypothetical investment and are not intended to indicate future performance. Current yield and effective yield will vary based on changes in market conditions and the level of Fund expenses.

Comparison of Portfolio Performance

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and the statistics published by the Small Business Administration.

        From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual
     funds  with   similar   investment   goals,   as  tracked  by   independent
     organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the assets that the Manager has under management in various geographical areas may be quoted in advertising and marketing materials.

Statistical  and  other   information,   as  provided  by  the  Social  Security
Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Weiss funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. Government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risk/returns associated with an investment in bond or equity funds also will depend upon currency exchange fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

Evaluation of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

BUYING SHARES

Share purchases are executed at the net asset value next calculated after a purchase order is received by the Fund's transfer agent in good order as described in the Prospectus under "Opening an Account" and "Adding to Your Investment". Purchases are made in full and fractional shares.

Fund shares may be purchased without a sales charge if you purchase them through the Fund's Distributor. Broker-dealers other than the Distributor may assess transaction charges in connection with purchases of Fund shares.

Shares generally begin to earn dividends on the day your purchase order is executed. Purchases by check are executed on the day the check is received in good order by the transfer agent and begin earning income on the day the purchase order is executed. The Fund may accept third party checks in payment for Fund shares subject to the Fund's operating procedures.

Individual Retirement Accounts ("IRAs"), Roth IRAs and Education IRAs. Shares of the Trust may be used as a funding medium for retirement plans, including IRAs, Roth IRAs and Education IRAs. Eligible individuals may establish an IRA, Roth IRA or Education IRA by adopting a custodial account available from PNC Bank, National Association, which may impose a charge for establishing and/or maintaining the account.

REDEMPTIONS

The Trust may suspend the right of redemption of shares of the Fund and may postpone payment: (i) for any period during which the New York Stock Exchange (the "Exchange") is closed, other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the Shareholders of the Trust, or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the Fund's portfolio, although the Trust has no current intention to do so. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its investment income and any net realized capital gains. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. The Fund's expenses, including the management fee payable to the Manager, are accrued each day.

Distributions by the Fund are reinvested in the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. Dividends are declared daily. The Fund intends to distribute dividends on the last business day of each month.

        The net income of the Fund is determined as of the close of regular trading on the Exchange, usually 4:00 p.m. New York time, on each day the Exchange is open for trading.

TAXES

The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Fund.

General. The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in securities of any other issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to shareholders, if at least 90% of its investment company taxable income for the taxable year is distributed. The Fund intends to distribute such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid that tax, the Fund must distribute during each calendar year an amount equal to
(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record at some date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taken into account by shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Because it is not anticipated that any portion of the Fund's gross income will consist of dividends from domestic corporations, no portion of the dividends paid by the Fund to its corporate shareholders is expected to qualify for the dividends received deduction. Distributions of net capital gains, if any, which are designated as capital gain dividends are taxable to shareholders as long-term capital gains, whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares. Such distributions are not eligible for the dividends received deduction. The tax treatment of distributions from the Fund is the same whether the dividends are received in cash or in additional shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

   If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares.

Discount. Certain of the bonds purchased by the Fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for Federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount is treated for Federal income tax purposes as income earned by the Fund even though the Fund doesn't actually receive any cash, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest.

In addition, some of the bonds may be purchased by the Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any bond having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects for all its debt securities acquired after the first day of the first taxable year to which the election applies having a fixed maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by the Fund at a constant rate over the time remaining to the bond's maturity.

Backup Withholding. The Fund generally will be required to report to the IRS all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number;
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from state and local taxation. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

BROKERAGE ALLOCATION

To the maximum extent feasible, the Manager places orders for portfolio transactions through the Distributor, which in turn places orders on behalf of the Fund with other broker-dealers. The Distributor receives no commissions, fees or other remuneration from the Fund for this service. Allocation of brokerage is supervised by the Manager. For the initial fiscal period ended December 31, 1996 and the fiscal years ended December 31, 1997 and 1998, the Fund did not pay any brokerage commissions in connection with portfolio transactions.

The primary objective of the Manager in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. national securities exchange transactions) where applicable, size of order, difficulty of execution and skill required of the executing broker-dealer. The Manager seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Manager reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Fund's purchases and sales of fixed-income securities are generally placed by the Manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter. Portfolio transactions in debt securities may also be placed on an agency basis, with a commission being charged.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Manager's practice to place such orders with broker-dealers who supply research, market and statistical information to the Fund. The term "research market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Manager is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. The Manager does not place orders with brokers or dealers because the broker or dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research, market and statistical information from broker-dealers may be useful to the Fund and to the Manager, it is the opinion of the Manager that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Manager's staff. Such information may be useful to the Manager in providing services to clients other than the Fund and not all such information is used by the Manager in connection with the Fund. Conversely, such information provided to the Manager by broker-dealers through whom other clients of the Manager effect securities transactions may be useful to the Manager in providing services to the Fund.

The Trustees of the Trust review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.



NET ASSET VALUE

   The net asset value per share of the Fund is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number shares of the Fund outstanding. For purposes of processing purchase and redemption orders, the net asset value per share of the Fund is calculated as of 12:00 noon and as of the close of regular trading on the Exchange on each business day except those holidays which the Exchange or the Federal Reserve Bank observe. The Exchange is normally closed on New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when the Fund's Custodian or the Exchange close early as a result of such day being a partial holiday or otherwise, the Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.

The Fund uses the amortized cost method of security valuation, as permitted under Rule 2a-7 under the 1940 Act. Under this method, securities acquired by the Fund are valued at cost on the date of acquisition and thereafter assume a constant accretion of discount or amortization of premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instruments.



INDEPENDENT ACCOUNTANTS

   _____________   has  been  appointed  to  serve  as  the  Fund's  independent accountants for the fiscal year ending December 31, 1999. The services to be performed by _________ include audits of the Fund's annual financial statements and preparation of the Fund's federal and state income tax returns.

FINANCIAL STATEMENTS

   The audited financial statements contained in the Fund's annual report for the fiscal year ended December 31, 1998, including the Report of Independent Accountants, Financial Highlights and Notes to Financial Statements, are incorporated herein by reference, and are hereby deemed to be a part of this Statement of Additional Information. The Financial Statements incorporated by reference herein have been so included in reliance on the report of ________ the Fund's independent accountants, and the report of the Fund's former independent accountants and given on the authority of those firms as experts in accounting and auditing.

ADDITIONAL INFORMATION

     Dechert Price & Rhoads, Ten Post Office Square--South, Boston, MA 02109 serves as counsel to the Trust and the Fund.











PART C.  OTHER INFORMATION

Item 23: Exhibits:

         (a)      Articles of Incorporation:

                  (1) Declaration of Trust of the Registrant dated August 10,1995, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

                  (2) Establishment and Designation of Shares of Beneficial Interest, $.01 Par Value Per Share, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

                  (3) Trustee's Certificate dated February 9, 1998, pertaining to termination of Weiss Intermediate Treasury Fund, filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

         (b)      By-laws:

                  (1) By-Laws of the Registrant dated August 10, 1995, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

         (c)      Instruments Defining the Rights of Security Holders:
                     Not applicable.

         (d)      Investment Advisory Contracts:

                  (1) Investment Advisory Agreement between the Registrant, on behalf of Weiss Treasury Only Money Market Fund, and Weiss Money Management, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

         (e)      Underwriting Contracts:

                  (1) Distribution Agreement between the Registrant and Weiss Funds, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

         (f)      Bonus or Profit Sharing Contracts:  Not applicable.

         (g)      Custodian Agreements:

                  (1) Custodian Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                  (2) Letter Agreement to Custodian Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

         (h)      Other Material Contracts:

                  (1) Transfer Agency and Service Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                  (2) Letter Agreement to Transfer Agency and Service Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                  (3) Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

                  (4) Letter Agreement to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

         (i)      Legal Opinion:
                  (1) Opinion and Consent of Dechert Price & Rhoads, to be filed by amendment.

         (j)      Other Opinions:
                  (1)      Consent and Report of independent accountants to the
                    Trust, to be filed by amendment.

                  (2) Consent of former independent accountants to the Trust, to be filed by amendment.

         (k)      Omitted Financial Statements:  Not applicable.

         (l)      Initial Capital Agreements:
                  (1) Copy of Investment Representation Letter from Initial Shareholder, filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

         (m)      Rule 12b-1 Plan:  Not applicable.

         (n)      Financial Data Schedule:  To be filed by amendment.

         (o)      Rule 18f-3 Plan: Not applicable.


Item 24. Persons Controlled by or Under Common Control with the Fund:
           Not applicable.

Item 25. Indemnification:

                  A policy of insurance covering Weiss Money Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Reference is made to Article IV of the Registrant's Declaration of Trust, dated August 10, 1995, filed with the Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

Item 26. Business and Other Connections of Investment Adviser:

                  Reference is made to the Form ADV dated August 21, 1998 of Weiss Money Management, Inc. (SEC File No. 801-33726), investment adviser to Weiss Treasury Only Money Market Fund. The information required by this Item 26 is incorporated by reference to such Form ADV.

Item 27. Principal Underwriters:

(a)      Not applicable.

(b)      Name,
         Business              Positions and Offices   Positions and Offices
         Address(1)            with Underwriter           with Registrant

         John N. Breazeale     President                Chairman of the Board
                                                        and President

         Martin D. Weiss       Director                  Trustee

         Sharon A. Parker      Vice President            Secretary

         (1)      4176 Burns Road
                  Palm Beach Gardens, FL  33410.

(c)      Not applicable.

Item 28. Location of Accounts and Records:

                  Weiss Money Management Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410; PFPC, Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809; PNC Bank, 200 Stevens Drive, Lester, Pennsylvania 19113.

Item 29. Management Services:  Not applicable.



Item 30. Undertakings:  Not applicable.






                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 26th day of February, 1999.

                                                 WEISS TREASURY  FUND



                                                 By:          *
                                                          John N. Breazeale
                                                          President


*By: /S/ JOSEPH R. FLEMING
         Joseph R. Fleming
         Attorney-in-fact


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                         Title                 Date


              *                     Chairman of the Board    February 26, 1999
------------------------
John N. Breazeale                   and President (Chief
                                    Executive Officer)

/S/ DAVID D. MARKY                 Treasurer (Chief          February 26, 1999
David D. Marky                     Financial Officer)


               *                   Trustee                    February 26, 1999
------------------------
Esther S. Gordon


               *                    Trustee                   February 26, 1999
------------------------------
Robert Z. Lehrer

               *                      Trustee               February 26, 1999
----------------------------------
Martin D. Weiss


               *                      Trustee               February 26, 1999
----------------------------------
Donald Wilk



*By: /S/ JOSEPH R. FLEMING
         Joseph R. Fleming
         Attorney-in-fact

* Executed pursuant to powers of attorney filed with Registrant's Pre-Effective Amendment No. 2 to its Statement.






                                  EXHIBIT INDEX


                            To be filed by amendment.